UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2006

1.799872.102

EMI-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.0%
		Principal Amount (h)	Value
Argentina - 0.5%
Telecom Personal SA 9.25% 12/22/10 (e)		$ 1,100,000	$ 1,133,000
Bahamas (Nassau) - 0.5%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (e)		975,000	1,101,750
Brazil - 1.1%
Braskem SA:
11.75% 1/22/14 (e)		930,000	1,136,925
12.5% 11/5/08 (e)		775,000	885,438
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (d)		508,218	505,677
TOTAL BRAZIL			2,528,040
Cayman Islands - 0.3%
CSN Islands VIII Corp. 9.75% 12/16/13 (e)		625,000	706,250
Egypt - 0.3%
Telecom Egypt SAE:
10.7% 2/4/10 (f)	EGP	1,823,100	330,521
10.95% 2/4/10	EGP	1,828,100	334,608
TOTAL EGYPT			665,129
Germany - 1.8%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (e)		1,035,000	1,117,800
Dresdner Bank AG 10.375% 8/17/09 (e)		855,000	933,019
Gazstream SA 5.625% 7/22/13 (e)		1,401,362	1,380,342
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (e)		895,000	903,950
TOTAL GERMANY			4,335,111
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(e)		1,235,000	49,400
0% 7/5/01 (Reg. S) (c)		445,000	17,800
TOTAL INDONESIA			67,200
Korea (South) - 0.2%
Hanarotelecom, Inc. 7% 2/1/12 (e)		450,000	444,375
Luxembourg - 0.8%
Millicom International Cellular SA 10% 12/1/13		1,015,000	1,124,113
Mobile Telesystems Finance SA (Reg. S) 8.375% 10/14/10		660,000	683,100
TOTAL LUXEMBOURG			1,807,213
Nonconvertible Bonds - continued
		Principal Amount (h)	Value
Malaysia - 1.4%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		$ 330,000	$ 387,169
Petronas Capital Ltd.:
7% 5/22/12		1,865,000	1,996,744
7.875% 5/22/22 (Reg. S)		720,000	852,494
TOTAL MALAYSIA			3,236,407
Mexico - 0.2%
Innova S. de R.L. 9.375% 9/19/13		465,000	520,800
Netherlands - 0.5%
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		1,160,000	1,165,800
Russia - 1.1%
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)		1,385,000	1,455,635
OAO Gazprom 9.625% 3/1/13		870,000	1,028,775
TOTAL RUSSIA			2,484,410
Tunisia - 0.2%
Banque Centrale de Tunisie 7.375% 4/25/12		445,000	478,931
United Kingdom - 0.4%
Credit Suisse First Boston International 8% 11/6/15 (e)		890,000	893,338
United States of America - 4.7%
Drummond Co., Inc. 7.375% 2/15/16 (e)		460,000	455,400
Pemex Project Funding Master Trust:
7.375% 12/15/14		1,500,000	1,601,250
7.75% 9/28/49		3,504,000	3,577,584
7.875% 2/1/09 (f)		915,000	961,665
8.625% 2/1/22		1,900,000	2,242,000
9.125% 10/13/10		1,930,000	2,161,600
TOTAL UNITED STATES OF AMERICA			10,999,499
TOTAL NONCONVERTIBLE BONDS (Cost $33,730,724)			32,567,253
Government Obligations - 72.0%

Argentina - 3.6%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		2,528,271	2,486,554
par 1.33% 12/31/38 (f)		4,025,000	1,529,500
Government Obligations - continued
		Principal Amount (h)	Value
Argentina - continued
Argentine Republic: - continued
4.889% 8/3/12 (f)		$ 1,872,500	$ 1,737,862
Gross Domestic Product Linked Security 4/1/06 (a)(i)		27,957,623	2,586,080
TOTAL ARGENTINA			8,339,996
Brazil - 14.2%
Brazilian Federative Republic:
7.125% 1/20/37		1,150,000	1,124,125
7.875% 3/7/15		1,060,000	1,144,800
8% 1/15/18		1,660,000	1,798,610
8.25% 1/20/34		1,535,000	1,690,035
8.75% 2/4/25		5,020,000	5,747,900
8.875% 10/14/19		1,535,000	1,778,298
8.875% 4/15/24		2,265,000	2,616,075
10% 8/7/11		830,000	973,175
10.5% 7/14/14		1,680,000	2,095,800
11% 1/11/12		940,000	1,149,150
11% 8/17/40		1,770,000	2,270,910
12% 4/15/10		2,770,000	3,382,170
12.25% 3/6/30		1,505,000	2,298,888
12.75% 1/15/20		1,905,000	2,828,925
14.5% 10/15/09		1,650,000	2,120,250
TOTAL BRAZIL			33,019,111
Colombia - 2.7%
Colombian Republic:
6.55% 11/16/15 (f)		490,000	510,825
8.125% 5/21/24		480,000	537,120
8.25% 12/22/14		450,000	506,250
10% 1/23/12		675,000	797,175
10.375% 1/28/33		550,000	767,250
10.75% 1/15/13		910,000	1,128,400
11.75% 2/25/20		1,438,000	2,049,150
TOTAL COLOMBIA			6,296,170
Dominican Republic - 1.7%
Dominican Republic:
8.625% 4/20/27 (e)		990,000	1,017,225
Government Obligations - continued
		Principal Amount (h)	Value
Dominican Republic - continued
Dominican Republic: - continued
9.04% 1/23/18 (e)		$ 897,810	$ 973,226
9.5% 9/27/11 (Reg. S)		1,844,490	1,982,827
TOTAL DOMINICAN REPUBLIC			3,973,278
Ecuador - 3.7%
Ecuador Republic:
9% 8/15/30 (Reg. S) (d)		1,830,000	1,843,725
9.375% 12/15/15 (e)		5,545,000	5,849,962
12% 11/15/12 (e)		250,000	254,375
12% 11/15/12 (Reg. S)		725,000	737,688
TOTAL ECUADOR			8,685,750
El Salvador - 0.2%
El Salvador Republic 8.5% 7/25/11 (Reg. S)		465,000	517,313
Indonesia - 1.6%
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		665,000	661,675
7.5% 1/15/16 (e)		2,255,000	2,333,925
8.5% 10/12/35 (e)		610,000	680,150
TOTAL INDONESIA			3,675,750
Iraq - 1.0%
Republic of Iraq 5.8% 1/15/28 (e)		3,260,000	2,212,888
Ivory Coast - 0.4%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(f)		1,591,250	397,813
FLIRB 2.5% 3/29/18 (Reg. S) (c)(f)		2,105,000	526,250
TOTAL IVORY COAST			924,063
Lebanon - 2.1%
Lebanese Republic:
7.83% 11/30/09 (e)(f)		1,550,000	1,627,500
7.83% 11/30/09 (f)		185,000	194,250
10.125% 8/6/08		640,000	689,600
10.25% 10/6/09 (Reg. S)		980,000	1,090,250
11.625% 5/11/16 (Reg. S)		1,065,000	1,355,213
TOTAL LEBANON			4,956,813
Mexico - 8.0%
United Mexican States:
5.875% 1/15/14		1,610,000	1,598,730
Government Obligations - continued
		Principal Amount (h)	Value
Mexico - continued
United Mexican States: - continued
6.375% 1/16/13		$ 440,000	$ 451,000
6.625% 3/3/15		1,134,000	1,184,463
6.75% 9/27/34		865,000	893,113
7.5% 1/14/12		1,435,000	1,549,800
7.5% 4/8/33		1,710,000	1,913,490
8% 9/24/22		955,000	1,117,350
8.125% 12/30/19		2,095,000	2,463,720
8.3% 8/15/31		2,210,000	2,674,100
11.375% 9/15/16		1,149,000	1,619,516
11.5% 5/15/26		1,745,000	2,704,750
warrants:
9/1/06 (a)(g)		5,120	409,600
10/10/06 (a)(g)		2,680	123,280
11/9/06 (a)(g)		1,675	48,575
TOTAL MEXICO			18,751,487
Nigeria - 0.4%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		919,197	878,818
warrants 11/15/20 (a)(g)		750	48,750
TOTAL NIGERIA			927,568
Pakistan - 0.4%
Islamic Republic of Pakistan:
6.75% 2/19/09		425,000	427,125
7.125% 3/31/16 (e)		485,000	482,575
TOTAL PAKISTAN			909,700
Panama - 1.6%
Panamanian Republic:
7.125% 1/29/26		655,000	670,720
7.25% 3/15/15		580,000	614,800
8.875% 9/30/27		825,000	1,002,375
9.375% 4/1/29		415,000	526,013
9.625% 2/8/11		774,000	891,068
TOTAL PANAMA			3,704,976
Peru - 2.2%
Peruvian Republic:
7.35% 7/21/25		870,000	854,775
8.75% 11/21/33		665,000	739,813
Government Obligations - continued
		Principal Amount (h)	Value
Peru - continued
Peruvian Republic: - continued
9.125% 2/21/12		$ 1,125,000	$ 1,260,000
9.875% 2/6/15		975,000	1,150,500
euro Brady past due interest 5% 3/7/17 (f)		1,299,550	1,234,573
TOTAL PERU			5,239,661
Philippines - 8.3%
Philippine Republic:
8.375% 2/15/11		2,105,000	2,283,925
8.875% 3/17/15		2,195,000	2,477,716
9% 2/15/13		5,075,000	5,715,719
9.375% 1/18/17		1,370,000	1,594,338
9.5% 2/2/30		1,840,000	2,182,700
9.875% 1/15/19		2,425,000	2,916,063
10.625% 3/16/25		1,635,000	2,119,369
TOTAL PHILIPPINES			19,289,830
Russia - 4.4%
Russian Federation:
5% 3/31/30 (Reg. S) (d)		910,000	996,450
11% 7/24/18 (Reg. S)		2,737,000	3,913,910
12.75% 6/24/28 (Reg. S)		2,314,000	4,124,705
Russian Federation Ministry of Finance Series VII, 3% 5/14/11		1,480,000	1,306,100
TOTAL RUSSIA			10,341,165
Serbia & Montenegro - 0.2%
Republic of Serbia 3.75% 11/1/24 (d)(e)		635,000	573,405
South Africa - 0.7%
South African Republic:
7.375% 4/25/12		700,000	756,875
8.5% 6/23/17		315,000	381,150
9.125% 5/19/09		395,000	433,019
TOTAL SOUTH AFRICA			1,571,044
Turkey - 5.3%
Turkish Republic:
6.875% 3/17/36		650,000	628,875
7% 6/5/20		1,665,000	1,685,813
8% 2/14/34		1,070,000	1,178,338
11% 1/14/13		3,555,000	4,461,525
11.5% 1/23/12		1,360,000	1,700,000
Government Obligations - continued
		Principal Amount (h)	Value
Turkey - continued
Turkish Republic: - continued
11.75% 6/15/10		$ 1,115,000	$ 1,340,788
11.875% 1/15/30		855,000	1,319,906
TOTAL TURKEY			12,315,245
Ukraine - 0.4%
City of Kiev 8.75% 8/8/08		870,000	901,538
Uruguay - 0.7%
Uruguay Republic:
7.25% 2/15/11		370,000	384,800
7.5% 3/15/15		735,000	766,238
9.25% 5/17/17		395,000	459,188
TOTAL URUGUAY			1,610,226
Venezuela - 7.8%
Venezuelan Republic:
oil recovery rights 4/15/20 (a)(g)		21,255	791,749
5.375% 8/7/10		1,160,000	1,123,460
5.6138% 4/20/11 (f)		1,710,000	1,717,695
7% 12/1/18 (Reg. S)		735,000	747,863
7.65% 4/21/25		1,655,000	1,787,400
8.5% 10/8/14		2,480,000	2,777,600
9.25% 9/15/27		2,930,000	3,721,100
9.375% 1/13/34		1,335,000	1,705,463
10.75% 9/19/13		1,205,000	1,502,635
13.625% 8/15/18		1,510,000	2,321,626
TOTAL VENEZUELA			18,196,591
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		965,000	998,775
TOTAL GOVERNMENT OBLIGATIONS (Cost $156,318,857)			167,932,343
Common Stocks - 4.4%
	Shares
Bermuda - 0.3%
APP China Group Ltd.	11,376	591,552
Brazil - 0.1%
Cyrela Brazil Realty SA	7,000	124,764
Common Stocks - continued
	Shares	Value
China - 0.6%
China Shenhua Energy Co. Ltd. (H Shares)	470,000	$ 826,830
Dongfeng Motor Group Co. Ltd. (H Shares)	260,000	113,930
PetroChina Co. Ltd. sponsored ADR	2,100	220,395
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	5,200	296,192
TOTAL CHINA		1,457,347
Hong Kong - 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	178,000	139,938
CNOOC Ltd. sponsored ADR	6,300	492,534
Cosco Pacific Ltd.	54,000	107,873
TOTAL HONG KONG		740,345
Korea (South) - 0.9%
Hyundai Mipo Dockyard Co. Ltd.	10,030	863,018
LG Electronics, Inc.	7,790	631,795
Samsung Electronics Co. Ltd.	840	544,669
SK Corp.	1,800	120,790
TOTAL KOREA (SOUTH)		2,160,272
Russia - 1.2%
JSC MMC 'Norilsk Nickel' sponsored ADR	3,100	302,250
Lukoil Oil Co. sponsored ADR	11,100	920,190
Novatek JSC GDR (e)	9,000	346,500
OAO Gazprom sponsored ADR	11,600	1,064,300
Surgutneftegaz JSC sponsored ADR	3,200	242,240
TOTAL RUSSIA		2,875,480
South Africa - 0.6%
Aveng Ltd.	62,700	238,983
Bidvest Group Ltd.	13,100	242,219
FirstRand Ltd.	67,900	220,258
Lewis Group Ltd.	24,200	241,784
Sasol Ltd. sponsored ADR	5,200	196,716
Truworths International Ltd.	50,700	233,949
TOTAL SOUTH AFRICA		1,373,909
Turkey - 0.4%
Acibadem Saglik Hizmetleri AS	13,000	131,499
Denizbank AS (a)	12,000	104,425
Common Stocks - continued
	Shares	Value
Turkey - continued
Finansbank AS	106,000	$ 607,066
Turk Sise ve Cam Fabrikalari AS	24,000	102,640
TOTAL TURKEY		945,630
TOTAL COMMON STOCKS (Cost $9,348,065)		10,269,299
Sovereign Loan Participations - 0.2%
Principal Amount (h)
Morocco - 0.2%
Moroccan Kingdom loan participation - JP Morgan 5.6825% 1/2/09 (f) (Cost $432,784)	$ 436,071	434,327
Money Market Funds - 9.7%
Shares
Fidelity Cash Central Fund, 4.77% (b) (Cost $22,576,500)	22,576,500	22,576,500
Purchased Options - 0.0%
	Expiration Date/Strike Price	Underlying Face Amount
Russia - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $10,505,000 notional amount of Russian Federation 5% 3/31/30 (Reg. S) (Cost $47,273)	April 2006/ $110.125	$ 11,502,975	14,707
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $222,454,203)	233,794,429
NET OTHER ASSETS - (0.3)%	(702,741)
NET ASSETS - 100%	$ 233,091,688
Security Type Abbreviation
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviation
EGP - Egyptian pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,657,293 or 12.7% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
(h) Principal amount is stated in United States dollars unless otherwise noted.

(i) Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 64,629
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $222,443,898. Net unrealized appreciation aggregated $11,350,531, of which $14,004,491 related to appreciated investment securities and $2,653,960 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006